Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Basis of Presentation and Other Information [Abstract]
Schedule of Allowance for Credit Losses

The following represents a roll forward of the allowance for credit losses for the years ended December 31, 2024 and 2023:

	December 31, 2024	December 31, 2023
Allowance for credit losses, beginning of the period	$862,580	$742,772
Provision for credit losses	2,815,633	1,531,223
Write offs	(2,525,100)	(1,411,415)
Recoveries	12,223	—
Allowance for credit losses, as of the end of the period	$1,165,336	$862,580

Schedule of Change in Contract Assets	The following table summarizes the change in contract assets:
	December 31, 2024	December 31, 2023
Contract asset, beginning of the period	$4,915,064	$119,755
Cost of goods sold recognized during the period	(4,915,064)	(119,755)
Cash paid prior to completion of performance obligation	64,202	4,915,064
Contract assets, as of the end of the period	$64,202	$4,915,064

Schedule of Revenue Recognition

The Company’s net revenues for the three and six months ended June 30, 2025 and 2024 are disaggregated as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
Solar system installations, net	$18,514,216	$14,058,201	$26,064,556	$33,101,976
Roofing installations	412,286	738,071	821,069	1,676,357
Total net revenues	$18,101,930	$14,796,272	$26,885,625	$34,938,428
Thus, revenue recognition is in turn matched with the installation equipment costs and expense associated with the completion of each project.
	Years ended December 31,
	2024	2023
Solar systems installations, net	70,614,343	102,928,549
Roofing installations	2,629,740	6,762,452
Total net revenues	$73,244,083	$109,691,001

Schedule of Change in Contract Liabilities	The following table summarizes the change in contract liabilities:
	December 31, 2024	December 31, 2023
Contract liabilities, beginning of the period	$5,223,518	$1,149,047
Revenue recognized from amounts included in contract liabilities at the beginning of the period	(5,223,518)	(1,149,047)
Cash received prior to completion of performance obligation	120,143	5,223,518
Contract liabilities, end of the period	$120,143	$5,223,518